TRADE AND OTHER RECEIVABLES - Movements in the allowance for doubtful debts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
TRADE AND OTHER RECEIVABLES
Balance at beginning of year	$ 1,329	$ 1,366
Exchange difference	74	(37)
Balance at end of the year	1,403	1,329
Amount of trade receivables past due but not impaired	$ 1,100	$ 938